Note 1 - Description of Business and Summary of Significant Accounting Policies - Basic and Diluted Net Earnings Per Common Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net earnings attributable to Bel shareholders	$ 61,536	$ 40,960	$ 73,831
Undistributed earnings	58,071	37,521	70,322
Common Class A [Member]
Net earnings attributable to Bel shareholders	9,837	6,572	11,830
Less dividends declared	508	508	512
Undistributed earnings	$ 9,329	$ 6,064	$ 11,318
Weighted-average shares outstanding, basic (in shares)	2,115	2,124	2,142
Net earnings per share, basic (in dollars per share)	$ 4.65	$ 3.1	$ 5.52
Common Class B [Member]
Net earnings attributable to Bel shareholders	$ 51,699	$ 34,388	$ 62,001
Less dividends declared	2,957	2,931	2,997
Undistributed earnings	$ 48,742	$ 31,457	$ 59,004
Weighted-average shares outstanding, basic (in shares)	10,525	10,491	10,634
Weighted-average shares outstanding, diluted (in shares)	10,546	10,491	10,634
Net earnings per share, basic (in dollars per share)	$ 4.91	$ 3.28	$ 5.83
Net earnings per share, diluted (in dollars per share)	$ 4.9	$ 3.28	$ 5.83